PP&E (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PP&E
PP&E	$ 4,330,508	$ 4,947,233
Net carrying value
PP&E
PP&E	4,376,511	5,000,524
PP&ES | Impairment allowance
PP&E
PP&E	(13,742)	(5,399)	$ (5,231)
PP&ES | Net carrying value
PP&E
PP&E	4,376,511	5,000,524
Materials | Impairment allowance
PP&E
PP&E	(32,261)	(47,892)
Materials | Net carrying value
PP&E
PP&E	$ 355,056	$ 467,427